Shareholder Fees - Prudential Day One 2035 Fund	Sep. 29, 2021 USD ($)
R1
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R2
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	$ 15
R3
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R4
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R5
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none
R6
Shareholder Fees:
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none
Maximum deferred sales charge (load) (as a percentage of the lower of the original purchase price or the net asset value at redemption)	none
Maximum sales charge (load) imposed on reinvested dividends and other distributions	none
Redemption fee	none
Exchange fee	none
Maximum account fee (accounts under $10,000)	none